Subsequent Event - Additional Information (Detail) (Subsequent Event [Member])	1 Months Ended
Jan. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of early tender cash payment	1.50%
Percentage of new warrants to purchase company's common stock	27.50%